Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing information about the relationship between executive “Compensation Actually Paid” to our principal executive officer (“PEO”) and our other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation
S-K,
and certain financial performance measures. For a discussion of our compensation philosophy, how our Compensation Committee assessed
“pay-for-performance,”
and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives, as well as stockholder value creation each year, see the section titled “Compensation Discussion and Analysis” on page 20.
Pay Versus Performance
Table

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid for PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs(4)(5)	Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Income(8)	Gross Profit Margin(9)
2024	$3,074,295	$1,263,203	$1,269,988	$692,260	$35	$269	$(54,308,000)	22.4%
2023	$5,911,543	$3,073,819	$1,268,903	$812,131	$65	$226	$(36,622,000)	22.4%
2022	$7,043,045	$2,131,915	$1,575,706	$778,297	$81	$137	$(8,036,000)	30.0%

(1)	Young-Joon Kim served as the Company’s PEO for the entirety of 2022, 2023 and 2024. The Company’s other NEOs for the applicable years were as follows:
– 2024: Theodore Kim, Shin Young Park
– 2023: Theodore Kim, Woung Moo Lee, Chan Ho Park, Shin Young Park
– 2022: Theodore Kim, Woung Moo Lee, Chan Ho Park, Shin Young
Park
(2)
The amounts reported represent the “Compensation Actually Paid” to our PEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year, and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our annual on Form
10-K
for the applicable fiscal year.

(3)
In accordance with Item 402(v) of Regulation
S-K,
the table below describes the adjustments that were made to the 2024 amounts reported for our PEO in the “Total” column of the Summary Compensation Table to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2022, 2023, and 2024 please see the “Pay Versus Performance” disclosure in our 2024 definitive proxy statement which was filed with the SEC on April 29, 2024.

	PEO
		2024
	Summary Compensation Table—Total Compensation	$3,074,295
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(2,012,000)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$623,441
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(375,565)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$178,219
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(225,187)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0

=	Compensation Actually Paid	$1,263,203

Equity Award Valuations:
Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)
The amounts reported represent the average “Compensation Actually Paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our annual on Form
10-K
for the applicable fiscal year.

(5)
In accordance with Item 402(v) of Regulation
S-K,
the table below describes the adjustments that were made were made to the 2024 average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2022, 2023, and 2024 please see the “Pay Versus Performance” disclosure in our 2024 definitive proxy statement which was filed with the SEC on April 29, 2024.

	NEO Average
		2024
	Summary Compensation Table—Total Compensation	$1,269,988
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(754,500)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$276,000
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(108,786)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$100,500
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(90,941)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0

=	Compensation Actually Paid	$692,260

Equity Award Valuations:
Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(6)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the performance period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the performance period by our company’s share price at the beginning of the performance period.
No
dividends were paid on stock or option awards in 2024, 2023 or 2022.

(7)
The TSR peer group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

(8)
Among various factors that
can
affect the Company’s net income year-over-year, a substantial portion of non-cash
translation gain or loss recorded in the Company’s net income is associated with the intercompany long-term loans, which is denominated in U.S. dollars, to the Company’s Korean subsidiary (using Korean Won as its functional currency) by the Dutch Subsidiary. As of December 31, 2024, 2023, and 2022, the outstanding intercompany long-term loan balance including accrued interest was $
257.7
 million, $
285.1
 million, and $
311.0
 million, respectively. Due to the foreign currency fluctuations year-over-year, it can be difficult to detect underlying trends in net income as a result of the Company’s business and results of operations.

(9)
As noted in the section titled “Compensation Discussion and Analysis,” for 2024, the Compensation Committee determined that gross profit as a percentage of revenue (“Gross Profit Margin”) continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2024 long term incentive program.

Company Selected Measure Name	Gross Profit Margin
Named Executive Officers, Footnote
(1)	Young-Joon Kim served as the Company’s PEO for the entirety of 2022, 2023 and 2024. The Company’s other NEOs for the applicable years were as follows:
– 2024: Theodore Kim, Shin Young Park
– 2023: Theodore Kim, Woung Moo Lee, Chan Ho Park, Shin Young Park
– 2022: Theodore Kim, Woung Moo Lee, Chan Ho Park, Shin Young
Park

Peer Group Issuers, Footnote
(7)
The TSR peer group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

PEO Total Compensation Amount	$ 3,074,295	$ 5,911,543	$ 7,043,045
PEO Actually Paid Compensation Amount	$ 1,263,203	3,073,819	2,131,915
Adjustment To PEO Compensation, Footnote
(3)
In accordance with Item 402(v) of Regulation
S-K,
the table below describes the adjustments that were made to the 2024 amounts reported for our PEO in the “Total” column of the Summary Compensation Table to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2022, 2023, and 2024 please see the “Pay Versus Performance” disclosure in our 2024 definitive proxy statement which was filed with the SEC on April 29, 2024.

	PEO
		2024
	Summary Compensation Table—Total Compensation	$3,074,295
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(2,012,000)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$623,441
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(375,565)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$178,219
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(225,187)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0

=	Compensation Actually Paid	$1,263,203

Non-PEO NEO Average Total Compensation Amount	$ 1,269,988	1,268,903	1,575,706
Non-PEO NEO Average Compensation Actually Paid Amount	$ 692,260	812,131	778,297
Adjustment to Non-PEO NEO Compensation Footnote
(5)
In accordance with Item 402(v) of Regulation
S-K,
the table below describes the adjustments that were made were made to the 2024 average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2022, 2023, and 2024 please see the “Pay Versus Performance” disclosure in our 2024 definitive proxy statement which was filed with the SEC on April 29, 2024.

	NEO Average
		2024
	Summary Compensation Table—Total Compensation	$1,269,988
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(754,500)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$276,000
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(108,786)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$100,500
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(90,941)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0

=	Compensation Actually Paid	$692,260

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation
S-K,
reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2022, 2023 and 2024 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net
Income
, and (3) our Gross Profit
Margin
.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation
S-K,
reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.
The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2022, 2023 and 2024 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net
Income
, and (3) our Gross Profit
Margin
.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation
S-K,
reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.
The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2022, 2023 and 2024 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net
Income
, and (3) our Gross Profit
Margin
.

Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation
S-K,
reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2022, 2023 and 2024 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net
Income
, and (3) our Gross Profit
Margin
.

Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2024, for a discussion of the methodology used to calculate relative total shareholder return, please see the discussion of Long-Term Equity Incentives contained in our Compensation Discussion and Analysis:

•	Adjusted EBITDA

•	Gross Profit Margin

•	Revenue

•	Relative Total Shareholder Return

•	Stock Price

Total Shareholder Return Amount	$ 35	65	81
Peer Group Total Shareholder Return Amount	269	226	137
Net Income (Loss)	$ (54,308,000)	$ (36,622,000)	$ (8,036,000)
Company Selected Measure Amount	0.224	0.224	0.30
PEO Name	Young-Joon Kim
Additional 402(v) Disclosure
We believe the “Compensation Actually Paid” in each of the years reported above and over the four-year cumulative period are reflective of the Compensation Committee’s emphasis on
“pay-for-performance”
as the “Compensation Actually Paid” fluctuated year-over-year, primarily as a result of variable compensation being tied to the performance of our stock and pre-established
performance goals and/or criteria under our short-term incentive program and our performance-vesting equity awards. For further details on the terms of our short-term incentive program
and our performance-vesting equity awards, see the section titled “Compensation Discussion and Analysis” on page 20.

Intercompany long-term loan balance including accrued interest	$ 257,700,000	$ 285,100,000	$ 311,000,000
Payments of Dividends Common Stock	$ 0	$ 0	$ 0
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,012,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	623,441
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(375,565)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,219
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,187)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(754,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,786)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,941)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0